Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		Jun. 30, 2026		Dec. 31, 2025
Statement of Financial Position [Abstract]
Common Stock, No Par Value		$ 0	[1]	$ 0
Common Stock, Shares Authorized		4,650,000,000	[1]	4,650,000,000
Common Stock, Shares, Issued	[1]	579,648,600		575,381,320
Common Stock, Shares, Outstanding		579,648,600		575,381,320

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares